Summary of significant accounting policies - Depreciation and Electric plant (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation
Depreciation expense	$ 278,452,000	$ 269,280,000	$ 242,822,000
Regulatory assets	$ 1,212,305,000	$ 1,008,790,000
Electric plant
Allowance for funds used during construction (as a percent)	4.03%	3.90%	4.00%
Depreciation expense
Depreciation
Regulatory assets	$ 35,549,000	$ 36,973,000
Steam production
Depreciation
Annual depreciation rates (as a percent)	13.77%	14.47%	2.58%
Steam production | Minimum
Depreciation
Remaining Useful Life Range in years	20 years
Steam production | Maximum
Depreciation
Remaining Useful Life Range in years	22 years
Nuclear production
Depreciation
Annual depreciation rates (as a percent)	2.17%	2.18%	1.93%
Nuclear production | Minimum
Depreciation
Remaining Useful Life Range in years	12 years
Nuclear production | Maximum
Depreciation
Remaining Useful Life Range in years	27 years
Hydro production
Depreciation
Remaining Useful Life Range in years	44 years
Annual depreciation rates (as a percent)	2.00%	2.00%	2.00%
Other production
Depreciation
Annual depreciation rates (as a percent)	2.68%	2.60%	2.61%
Other production | Minimum
Depreciation
Remaining Useful Life Range in years	17 years
Other production | Maximum
Depreciation
Remaining Useful Life Range in years	26 years
Transmission
Depreciation
Annual depreciation rates (as a percent)	2.75%	2.75%	2.75%
Transmission | Minimum
Depreciation
Remaining Useful Life Range in years	12 years
Transmission | Maximum
Depreciation
Remaining Useful Life Range in years	27 years
General | Minimum
Depreciation
Remaining Useful Life Range in years	1 year
Annual depreciation rates (as a percent)	2.00%	2.00%	2.00%
General | Maximum
Depreciation
Remaining Useful Life Range in years	43 years
Annual depreciation rates (as a percent)	33.33%	33.33%	33.33%
Wansley
Depreciation
Depreciation expense	$ 8,120,000
Wansley | Depreciation expense
Depreciation
Regulatory assets	$ 361,784,000	$ 204,891,000